Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases
Schedule of components of lease cost

The components of lease cost were as follows:

Three Months Ended
Dollars in thousands	March 31, 2022
Operating lease cost	$1,032

Finance lease cost
Amortization of right-of-use assets	709
Interest on lease liabilities	29
Total finance least cost	$738

Short-term lease cost(1)	58
Total lease cost	$1,828
(1)	Short-term lease cost primarily consists of leases with a lease term of 12 months or less.

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows:

Three Months Ended
Dollars in thousands	March 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,091
Financing cash flows from financing leases	771

March 31, 2022
Weighted average remaining lease term (in years):
Operating leases	3.2
Finance leases	1.2

Weighted average discount rate:
Operating leases	9.25%
Finance leases	3.51%

Schedule of expected future payments relating to the operating lease liabilities

The expected future payments relating to the Company's operating and finance lease liabilities at March 31, 2022 are as follows:

Dollars in thousands	Operating Leases	Finance Leases
Nine months ending December 31, 2022	$2,771	$1,441
Year ending December 31,
2023	3,073	1,003
2024	2,284	401
2025	1,681	154
2026	—	—
Thereafter	—	—
Total lease payments	$9,809	$2,999
Less imputed interest	(1,253)	—
Total	$8,556	$2,999

Schedule of expected future payments relating to finance lease liabilities

The expected future payments relating to the Company's operating and finance lease liabilities at March 31, 2022 are as follows:

Dollars in thousands	Operating Leases	Finance Leases
Nine months ending December 31, 2022	$2,771	$1,441
Year ending December 31,
2023	3,073	1,003
2024	2,284	401
2025	1,681	154
2026	—	—
Thereafter	—	—
Total lease payments	$9,809	$2,999
Less imputed interest	(1,253)	—
Total	$8,556	$2,999